Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations
Business Combination

Note 14. Business Combinations

2018 Restructuring

On December 12, 2018, our Predecessor entered into the Restructuring Agreement. Substantially concurrent with the execution and delivery of, and pursuant to, the Restructuring Agreement, on December 12, 2018, Predecessor consummated a number of transactions contemplated thereby, which satisfied Predecessor’s obligation to execute a Deleveraging Transaction as required under the Victory Park Revolver and the SPV Indenture.

The Deleveraging Transaction was effected by way of an out‑of‑court strict foreclosure transaction, pursuant to which the Collateral Agent under the Existing Indentures were, acting at the direction of certain beneficial holders holding more than 50% of the 2019 Notes and the beneficial holders of 100% of the 2020 Notes, exercised remedies whereby all right, title and interest in and to all of the assets of the Predecessor that constitute collateral with respect to the Existing Indentures, including the issued and outstanding equity interests in certain of the Predecessor’s direct subsidiaries, were transferred to CCF OpCo. CCF OpCo is an indirect wholly owned subsidiary of the CCF Holdings, LLC.

Following the foreclosure on the assets of Predecessor, the Restructuring resulted in a change in control for the Company, and the impact of the Restructuring has been recognized in the Successor period of the company’s financial statements. The strict foreclosure resulted in $6,941 in transaction costs, which were expensed in the Predecessor period ended December 12, 2018. For purposes of applying business combination accounting, the fair value of the 2019 Notes and 2020 Notes extinguished of $68,301 is the consideration transferred for the equity interests in the acquired subsidiaries.

The following table summarizes the estimated fair values of liabilities assumed and the assets acquired as of the Restructuring date:

Consideration transferred		$68,301

Fair value of assets acquired:
Cash and cash equivalents	$46,990
Restricted cash	950
Finance receivables, net	81,628
Card related pre-funding and receivables	1,089
Other current assets	15,602
Property, leasehold improvements and equipment, net	62,777
Other intangible assets	3,163
Security deposits	2,295
Total fair value of assets acquired	214,494

Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565
Money orders payable	4,020
Accrued interest	521
Deferred revenue and other	8,089
Unfavorable leases	2,147
Secured notes payable	42,000
Subsidiary notes payable	71,139
Total fair value of liabilities assumed	157,481

Net assets acquired		57,013

Goodwill		$11,288

2016 Transactions

On February 1, 2016, Buckeye Check Cashing of Florida, Inc., a wholly-owned subsidiary of Predecessor, completed the sale of the membership interests of Florida II to Buckeye Check Cashing of Florida III, LLC (“Buyer”).  Florida II most recently operated forty-three stores in the South Florida market and was part of the Predecessor’s Retail financial service operating segment.  Florida II was an unrestricted subsidiary under the Predecessor’s outstanding senior secured debt instruments.

The consideration for the sale of Florida II included the following:

•

1,000,000 shares of common stock of the Company held by Check Cashing USA Holdings, Inc., an affiliate of the Buyer, were assigned to the Predecessor and recorded as treasury stock of $50. In addition, stock repurchase rights associated with the shares were cancelled, resulting in the elimination of a stock repurchase obligation of $3,130.

•

The Predecessor was released from liability for two promissory notes totaling $10,112 that were incurred in connection with the Predecessor’s original acquisition of Florida II (the “related party Florida seller notes”).

In connection with the sale, the Predecessor has also provided the Buyer with a short-term $6,000 line of credit, substantially all of which was drawn by the Buyer as part of, or concurrent with, the sale.  As a result of uncertainties associated with repayment of the line of credit, the Predecessor also recognized a $3,000 loan loss reserve that has been included in the loss on sale of Florida II.

The Predecessor recognized a pre-tax loss of $1,569 on the sale of Florida II, including the goodwill of $5,691 allocated to the Florida II transaction based on relative fair value. The difference between the pre-tax loss of $1,569 and tax loss of $24,062 on the sale of Florida II reflects the difference in GAAP and tax treatment of goodwill associated with an individual acquisition.

On May 18, 2016, Buckeye Check Cashing of Florida, Inc. (“BCC Florida”), a wholly-owned subsidiary of Predecessor, re-acquired five south Florida retail locations, previously owned by Florida II, from the subsequent purchaser of Florida II. BCC Florida agreed to accept the assets of the five retail locations in exchange for satisfying the Buyer’s remaining obligation of the line of credit from the sale of Florida II, which had a balance of $4,821.  The transaction resulted in a pre-tax gain of $296 which is included with corporate expenses on the consolidated statement of operations.

On July 1, 2016, the Predecessor’s indirect subsidiaries, Checksmart Financial Company, Cash Central of Mississippi, LLC, Buckeye Check Cashing of Alabama, LLC, Buckeye Check Cashing of Arizona, Inc., and Buckeye Check Cashing, Inc., entered into a swap transaction (the “Transaction”) with QC Holdings, Inc., and QC Financial Services, Inc. (collectively “QC”).  As part of the Transaction, Predecessor subsidiaries acquired QC Financial Services of California, Inc., which operates sixty retail locations, and thirty-eight retail locations in Ohio, Mississippi, Arizona and Alabama from QC. These new stores were accounted for as an acquisition.  Also as part of the Transaction, the Predecessor transferred to QC, Buckeye Check Cashing of Illinois LLC, Buckeye Check Cashing of Kansas LLC, Buckeye Title Loans of Kansas LLC, Buckeye Check Cashing of Missouri LLC, Buckeye Title Loans of Missouri LLC, Buckeye Check Cashing of Utah, Inc., and Buckeye Title Loans of Utah LLC, and the thirty-three retail locations operated by these entities.

Other than the transfer of the equity interests and assets, the transaction did not provide for the payment or receipt of any other consideration by the Predecessor subsidiaries or by QC, other than customary post-closing adjustments.  In entering into the transaction, the Predecessor and QC each concluded that the fair value of the equity interests and other assets received by QC are substantially equal to the net value of the equity interests and other assets received by the Predecessor.

The following table summarizes the estimated fair value of the assets acquired at the date of acquisition.

Fair value of total consideration transferred	$11,002

Recognized amounts of identifiable assets acquired
Finance receivables, net	$9,065
Leasehold improvements and equipment, net	563
Identifiable intangible assets	323
Total identifiable assets	9,951
Goodwill	$1,051

The following table summarizes the estimated fair value of the assets divested at the date of the acquisition.

Fair value of total consideration received	$11,002

Recognized amounts of identifiable assets sold and liabilities assumed
Finance receivables, net	$6,834
Leasehold improvements and equipment, net	787
Identifiable goodwill	5,982
Other liabilities	(64)
Total identifiable assets, net	13,539
Loss on transaction	$(2,537)

There were no other significant business combinations during years ended December 31, 2018 and 2017.